Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of reconciliation of the income tax expenses computed by the statutory income tax rate to the income tax expense

The following table presents a reconciliation of the income tax expenses computed by the statutory income tax rate to the Group’s income tax expense of the year presented are as follows (in thousands):

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income tax expenses at PRC statutory income tax rate	(251,045)	(129,117)	(323,359)
Permanent differences(1)	28,025	30,326	125,132
Effect of different tax jurisdiction	(2,321)	(2,574)	4,077
Effect of preferential tax rate	99,470	51,055	128,584
Change in deferred tax assets valuation allowance	125,911	51,390	71,009
Income tax expenses	40	1,080	5,443

(1)	The permanent differences mainly consist of additional deduction for research and development expenditures and non-deductible expenses.

Schedule of preferential tax rate on the PRC operations

The following table sets forth the effect of preferential tax rate on the PRC operations (in thousands except per share data):

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Tax holiday effect	99,470	51,055	128,584
Basic and diluted net loss per share effect	1.60	0.78	0.54

Schedule of the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of the years presented (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	284,300	345,744
Advertising and promotion expenses in excess of deduction limit	227,206	232,339
Provision of allowance for expected credit losses	7,008	14,570
Payroll and expense accrued	19,124	15,994
Less: valuation allowance	(537,638)	(608,647)
Total deferred tax assets, net	—	—

Schedule of movement of the valuation allowances for deferred tax assets

The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	2020	2021
	RMB	RMB
Deferred tax assets:
Balance as of January 1,	(486,248)	(537,638)
Change of valuation allowance	(51,390)	(71,009)
Balance as of December 31,	(537,638)	(608,647)

Schedule of net operating tax loss carry forwards

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain entity’s expiration year for tax losses has been extended from five years to ten years due to new tax legislation released in 2018. As of December 31, 2021, certain entities of the Group had net operating tax loss carry forwards, if not utilized, which would expire as follows (in thousands):

RMB
Loss expiring in 2023	17,153
Loss expiring in 2024	27,331
Loss expiring in 2025	67,626
Loss expiring after 2025	1,989,567
Total	2,101,677